Commitments and Contingencies Commitments and Contingencies - JV lease amounts (Details) - Equity Method Investee [Member] $ in Millions	Jul. 01, 2016 USD ($)
Guarantor Obligations [Line Items]
Year 1	$ 348
Year 2	244
Year 3	234
Year 4	177
Year 5	148
Total guarantee obligations	1,151
Payment of Principal Amortization [Member]
Guarantor Obligations [Line Items]
Year 1	287
Year 2	225
Year 3	186
Year 4	120
Year 5	43
Total guarantee obligations	861
Purchase Option Exercise Price [Member]
Guarantor Obligations [Line Items]
Year 1	61
Year 2	19
Year 3	48
Year 4	57
Year 5	105
Total guarantee obligations	$ 290